Maturities of Available-For-Sale Debt Securities and Fund Trusts Included in Short-Term Investments and Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012
Cost
Due within one year	¥ 30
Due after one year through five years	953
Due after five years through ten years	1,010
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	1,993
Fair value
Due within one year	30
Due after one year through five years	990
Due after five years through ten years	985
Available-for-sale Securities, Debt Securities, Total	¥ 2,005